UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2012 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Australia--9.1%
AGL Energy	24,119	397,941
Alumina	112,290	80,243
Amcor	53,288	422,241
AMP	129,341	545,054
APA Group	28,377	146,124
Asciano	42,600	194,294
ASX	7,737	253,843
Australia & New Zealand Banking Group	118,513	2,931,782
Bendigo and Adelaide Bank	17,917	154,397
BHP Billiton	142,837	4,792,906
Boral	34,041	120,199
Brambles	67,326	440,788
Caltex Australia	6,352	94,322
Campbell Brothers	3,078	151,705
Cento Retail Australia	53,843	115,996
CFS Retail Property Trust	87,781	182,652
Coca-Cola Amatil	25,497	373,250
Cochlear	2,583	178,992
Commonwealth Bank of Australia	70,021	4,233,328
Computershare	20,287	163,521
Crown	17,985	159,708
CSL	23,135	1,038,142
Dexus Property Group	210,826	219,340
Echo Entertainment Group	36,046	158,341
Fairfax Media	105,013	57,938
Fortescue Metals Group	61,998	269,083
Goodman Group	65,969	260,668

GPT Group	65,060	234,513
Harvey Norman Holdings	21,349	44,871
Iluka Resources	18,724	187,128
Incitec Pivot	73,343	239,706
Insurance Australia Group	92,243	365,455
James Hardie Industries-CDI	18,518	162,884
Leighton Holdings	7,148	128,527
Lend Lease Group	24,666	209,963
Lynas	79,728a	67,447
Macquarie Group	15,216	399,441
Metcash	32,769	117,429
Mirvac Group	148,930	214,418
National Australia Bank	98,969	2,598,070
Newcrest Mining	33,465	826,453
Orica	15,789	412,989
Origin Energy	49,089	609,247
OZ Minerals	14,661	116,478
Qantas Airways	41,721a	49,983
QBE Insurance Group	50,623	746,920
QR National	75,896	255,228
Ramsay Health Care	6,148	153,253
Rio Tinto	19,567	1,093,944
Santos	42,747	482,918
Sims Metal Management	8,030	70,041
Sonic Healthcare	16,149	214,682
SP Ausnet	72,030	79,859
Stockland	104,109	366,515
Suncorp Group	55,863	498,415
Sydney Airport	14,652	48,503
TABCORP Holdings	33,277	113,655
Tatts Group	60,376	184,002
Telstra	196,824	827,365
Toll Holdings	28,622	120,916
Transurban Group	57,139	367,488

Wesfarmers	44,352	1,518,997
Westfield Group	98,806	1,038,347
Westfield Retail Trust	126,912	406,782
Westpac Banking	135,141	3,294,840
Whitehaven Coal	19,528	75,315
Woodside Petroleum	28,997	1,028,457
Woolworths	54,987	1,650,933
WorleyParsons	9,697	265,871
		40,025,046
Austria--.3%
Andritz	3,077	168,683
Erste Group Bank	10,289a	186,477
IMMOFINANZ	42,985a	140,738
OMV	6,594	207,538
Raiffeisen Bank International	2,344	77,452
Telekom Austria	15,244	138,797
Verbund	3,340	64,006
Vienna Insurance Group	1,670	65,034
Voestalpine	5,020	136,812
		1,185,537
Belgium--1.1%
Ageas	98,331	196,120
Anheuser-Busch InBev	35,522	2,804,644
Belgacom	7,081	203,960
Colruyt	3,695	167,942
Delhaize Group	4,505	161,328
Groupe Bruxelles Lambert	3,633	238,031
Groupe Bruxelles Lambert (STRIP)	236a	1
KBC Groep	7,431	155,799
Mobistar	1,360	41,959
Solvay	2,666	277,445
Telenet Group Holding	2,398	105,776
UCB	4,672	234,307
Umicore	4,980	220,893

		4,808,205
China--.0%
Foxconn International Holdings	86,000a	25,729
Yangzijiang Shipbuilding Holdings	91,000	72,762
		98,491
Denmark--1.2%
AP Moller - Maersk, Cl. A	25	164,761
AP Moller - Maersk, Cl. B	59	409,322
Carlsberg, Cl. B	4,679	379,308
Coloplast, Cl. B	1,044	197,989
Danske Bank	29,045a	432,207
DSV	8,495	182,453
Novo Nordisk, Cl. B	18,012	2,783,035
Novozymes, Cl. B	11,413	281,733
TDC	21,423	145,508
Tryg	1,152	65,465
William Demant Holding	1,304a	123,217
		5,164,998
Finland--.7%
Elisa	6,364	132,410
Fortum	19,128	320,549
Kesko, Cl. B	2,995	77,497
Kone, Cl. B	6,949	431,780
Metso	5,760	210,417
Neste Oil	6,406	67,864
Nokia	169,388	406,411
Nokian Renkaat	4,986	199,320
Orion, Cl. B	4,426	88,439
Pohjola Bank, Cl. A	5,029	58,505
Sampo, Cl. A	18,201	483,724
Stora Enso, Cl. R	25,512	145,964
UPM-Kymmene	23,543	252,596
Wartsila	7,376	221,805
		3,097,281

France--8.4%
Accor	6,674	222,250
Aeroports de Paris	1,389	107,806
Air Liquide	13,999	1,567,080
Alcatel-Lucent	101,640a	112,553
Alstom	9,164	304,888
Arkema	2,734	201,365
Atos	2,389	134,538
AXA	77,643	950,547
BNP Paribas	42,613	1,581,852
Bouygues	8,391	211,907
Bureau Veritas	2,539	224,553
Cap Gemini	6,669	244,198
Carrefour	25,035	449,265
Casino Guichard Perrachon	2,560	215,071
Christian Dior	2,425	335,819
Cie de St-Gobain	18,142	548,229
Cie Generale d'Optique Essilor International	9,073	790,820
Cie Generale de Geophysique-Veritas	6,334a	182,482
Cie Generale des Etablissements Michelin, Cl. B	8,160	556,423
CNP Assurances	6,982	73,682
Credit Agricole	44,794a	192,406
Danone	25,494	1,552,087
Dassault Systemes	2,597	256,907
Edenred	8,059	212,893
EDF	10,738	222,888
Eurazeo	1,390	55,481
Eutelsat Communications	5,705	172,538
Fonciere Des Regions	1,253	90,714
France Telecom	81,500	1,092,028
GDF Suez	55,614	1,244,359
Gecina	1,000	91,911
Groupe Eurotunnel	24,439	174,105
ICADE	1,094	83,941

Iliad	1,003	138,281
Imerys	1,513	76,465
JC Decaux	3,387	68,553
Klepierre	3,884	126,736
L'Oreal	10,580	1,270,787
Lafarge	8,342	384,183
Lagardere	4,997	135,140
Legrand	10,537	338,640
LVMH Moet Hennessy Louis Vuitton	11,200	1,688,806
Natixis	41,498	103,906
Pernod-Ricard	9,300	1,001,357
Peugeot	10,393a	80,984
PPR	3,451	518,028
Publicis Groupe	6,401	315,860
Remy Cointreau	943	111,386
Renault	8,556	374,668
Rexel	4,545	76,138
Safran	10,082	342,315
Sanofi	53,445	4,371,003
Schneider Electric	22,948	1,299,673
SCOR	7,841	186,295
Societe BIC	1,397	141,807
Societe Generale	31,019a	687,369
Sodexo	4,195	317,074
Suez Environnement	13,144	144,533
Technip	4,304	453,733
Thales	4,486	140,667
Total	94,014	4,349,972
Unibail-Rodamco	4,149	798,415
Vallourec	4,321	179,488
Veolia Environnement	16,290	183,897
Vinci	19,888	845,449
Vivendi	56,668	1,077,943
Wendel	1,527	109,367

Zodiac Aerospace	1,443	141,133
		37,037,637
Germany--7.4%
Adidas	9,447	710,321
Allianz	20,106	2,006,048
Axel Springer	1,517	67,904
BASF	40,627	2,973,268
Bayer	36,569	2,785,622
Bayerische Motoren Werke	14,868	1,111,707
Beiersdorf	4,473	296,754
Brenntag	2,007	220,322
Celesio	3,952	72,087
Commerzbank	159,134a	248,078
Continental	3,588	325,716
Daimler	40,002	2,003,693
Deutsche Bank	41,661	1,275,091
Deutsche Boerse	8,454	420,911
Deutsche Lufthansa	9,238	116,506
Deutsche Post	38,236	688,750
Deutsche Telekom	123,737	1,397,168
E.ON	79,470	1,696,489
Fraport Frankfurt Airport Services Worldwide	1,609	91,414
Fresenius & Co.	5,530	590,600
Fresenius Medical Care & Co.	9,485	689,137
GEA Group	7,622	205,991
Hannover Rueckversicherung	2,912	174,740
HeidelbergCement	6,304	293,660
Henkel & Co.	5,774	341,791
Hochtief	1,402a	66,819
Hugo Boss	1,216	122,731
Infineon Technologies	50,446	368,007
K+S	7,687	380,359
Kabel Deutschland Holding	3,938a	247,161
Lanxess	3,616	251,377

Linde	8,214	1,223,398
MAN	1,930	181,212
Merck	2,898	291,961
Metro	6,220	171,468
Muenchener Rueckversicherungs	7,887	1,121,807
RWE	22,020	866,993
Salzgitter	1,819	66,382
SAP	40,676	2,595,489
Siemens	36,406	3,095,276
Suedzucker	3,046	105,164
ThyssenKrupp	16,741	308,355
United Internet	4,460	79,049
Volkswagen	1,298	207,299
Wacker Chemie	762	49,682
		32,603,757
Greece--.0%
Coca-Cola Hellenic Bottling	8,251a	144,667
OPAP	8,540	51,488
		196,155
Hong Kong--2.9%
AIA Group	451,600	1,586,921
ASM Pacific Technology	9,800	125,996
Bank of East Asia	60,550	211,211
BOC Hong Kong Holdings	161,000	495,164
Cathay Pacific Airways	52,000	86,100
Cheung Kong Holdings	61,000	803,139
Cheung Kong Infrastructure Holdings	21,000	127,684
CLP Holdings	80,788	698,002
First Pacific	100,000	112,190
Galaxy Entertainment Group	70,000a	168,801
Hang Lung Group	39,000	252,969
Hang Lung Properties	100,000	355,913
Hang Seng Bank	33,200	461,950
Henderson Land Development	42,762	249,248

Hong Kong & China Gas	227,329	526,497
Hong Kong Exchanges & Clearing	46,300	622,134
Hopewell Holdings	26,000	75,773
Hutchison Whampoa	93,800	845,503
Hysan Development	28,000	118,431
Kerry Properties	34,000	156,305
Li & Fung	257,200	508,118
Lifestyle International Holdings	27,500	63,265
Link REIT	98,000	429,675
MGM China Holdings	40,000	55,605
MTR	67,000	234,142
New World Development	162,786	208,450
Noble Group	178,963	154,601
NWS Holdings	60,000	91,764
Orient Overseas International	11,300	64,407
PCCW	167,000	65,683
Power Assets Holdings	60,000	471,972
Shangri-La Asia	65,000	128,245
Sino Land	127,730	218,739
SJM Holdings	80,530	144,139
Sun Hung Kai Properties	69,699	871,384
Swire Pacific, Cl. A	30,500	365,975
Wharf Holdings	67,311	390,601
Wheelock & Co.	42,000	164,919
Wing Hang Bank	8,000	73,504
Yue Yuen Industrial Holdings	32,300	97,883
		12,883,002
Ireland--.3%
CRH	32,530	598,175
Elan	21,908a	257,966
Irish Bank Resolution	35,225a,b	43
Kerry Group, Cl. A	6,393	288,682
Ryanair Holdings	4,000a	19,539
		1,164,405

Israel--.6%
Bank Hapoalim	49,644a	143,683
Bank Leumi Le-Israel	55,519a	125,009
Bezeq Israeli Telecommunication	76,662	77,360
Delek Group	202	26,773
Elbit Systems	1,178	38,086
Israel	117	66,962
Israel Chemicals	20,621	244,062
Israel Discount Bank, Cl. A	1a	1
Mizrahi Tefahot Bank	6,222a	46,699
NICE Systems	2,452a	87,463
Teva Pharmaceutical Industries	41,573	1,720,838
		2,576,936
Italy--2.0%
Assicurazioni Generali	52,756	664,042
Atlantia	14,628	192,583
Autogrill	5,146	41,662
Banca Monte dei Paschi di Siena	281,163a	62,408
Banco Popolare	72,942a	85,306
Enel	288,667	826,143
Enel Green Power	80,792	115,809
ENI	106,203	2,200,530
EXOR	2,723	60,408
Fiat	38,655a	190,245
Fiat Industrial	37,889	372,951
Finmeccanica	19,919a	73,035
Intesa Sanpaolo	455,418	578,840
Intesa Sanpaolo-RSP	47,999	48,251
Luxottica Group	5,098	175,947
Mediaset	31,881	55,780
Mediobanca	23,963	82,674
Pirelli & C	11,503	116,624
Prysmian	8,559	137,641
Saipem	11,993	554,097

Snam	71,950	289,486
STMicroelectronics	28,962	157,614
Telecom Italia	407,312	333,271
Telecom Italia-RSP	266,227	186,222
Tenaris	20,365	396,656
Terna Rete Elettrica Nazionale	56,257	187,860
Unicredit	178,780a	608,882
Unione di Banche Italiane	34,541	100,554
		8,895,521
Japan--20.7%
ABC-Mart	1,000	40,448
Advantest	6,400	82,575
Aeon	26,900	325,038
Aeon Credit Service	3,960	76,133
AEON Mall	2,800	67,558
Air Water	7,000	84,762
Aisin Seiki	8,600	264,742
Ajinomoto	28,800	409,190
Alfresa Holdings	1,900	101,414
All Nippon Airways	34,000	78,771
Amada	17,000	90,522
Aozora Bank	21,959	50,875
Asahi Glass	43,800	259,576
Asahi Group Holdings	16,800	378,900
Asahi Kasei	55,900	299,087
Asics	7,000	82,611
Astellas Pharma	19,479	930,005
Bank of Kyoto	14,000	103,040
Bank of Yokohama	57,000	259,738
Benesse Holdings	3,100	146,618
Bridgestone	29,400	670,226
Brother Industries	11,200	104,653
Canon	50,050	1,697,696
Casio Computer	9,300	61,782

Central Japan Railway	68	564,019
Chiba Bank	34,000	199,322
Chiyoda	6,000	78,874
Chubu Electric Power	28,800	308,552
Chugai Pharmaceutical	10,128	195,884
Chugoku Bank	7,000	89,600
Chugoku Electric Power	13,400	171,520
Citizen Holdings	12,400	69,202
Coca-Cola West	2,700	46,380
Cosmo Oil	27,000	59,443
Credit Saison	7,100	162,675
Dai Nippon Printing	24,800	190,147
Dai-ichi Life Insurance	379	403,620
Daicel	11,000	66,458
Daido Steel	12,200	69,647
Daihatsu Motor	9,000	151,949
Daiichi Sankyo	29,283	484,271
Daikin Industries	10,400	285,409
Dainippon Sumitomo Pharma	6,900	76,573
Daito Trust Construction	3,200	309,248
Daiwa House Industry	23,400	334,863
Daiwa Securities Group	75,000	283,200
DeNA	4,300	93,678
Denki Kagaku Kogyo	22,600	75,213
Denso	22,000	709,350
Dentsu	8,400	224,609
East Japan Railway	14,900	957,414
Eisai	11,000	488,576
Electric Power Development	5,280	124,692
FamilyMart	2,617	124,276
FANUC	8,429	1,317,352
Fast Retailing	2,358	487,446
Fuji Electric	21,000	46,771
Fuji Heavy Industries	27,000	202,867

FUJIFILM Holdings	20,000	360,960
Fujitsu	80,800	320,614
Fukuoka Financial Group	33,000	121,229
Furukawa Electric	28,000	58,778
Gree	4,300	68,415
GS Yuasa	16,000	64,102
Gunma Bank	18,000	88,013
Hachijuni Bank	20,000	106,752
Hakuhodo DY Holdings	1,170	77,576
Hamamatsu Photonics	3,200	112,804
Hankyu Hanshin Holdings	49,000	263,424
Hino Motors	12,000	83,866
Hirose Electric	1,300	124,966
Hisamitsu Pharmaceutical	2,900	146,624
Hitachi	198,900	1,183,853
Hitachi Chemical	4,000	61,389
Hitachi Construction Machinery	5,000	90,752
Hitachi High-Technologies	2,700	67,980
Hitachi Metals	8,000	88,474
Hokkaido Electric Power	8,200	75,676
Hokuriku Electric Power	7,700	78,749
Honda Motor	72,059	2,352,928
Hoya	18,800	420,157
HULIC	10,800	56,817
Ibiden	5,600	92,037
Idemitsu Kosan	900	76,032
IHI	61,000	131,174
INPEX	97	545,062
Isetan Mitsukoshi Holdings	17,020	180,603
Isuzu Motors	52,000	268,237
ITOCHU	68,000	711,117
Itochu Techno-Solutions	900	46,656
Iyo Bank	11,000	85,184
J Front Retailing	22,800	113,818

Japan Petroleum Exploration	1,400	53,151
Japan Prime Realty Investment	27	70,399
Japan Real Estate Investment	24	227,328
Japan Retail Fund Investment	79	132,568
Japan Steel Works	13,000	71,552
Japan Tobacco	40,200	1,267,876
JFE Holdings	20,560	273,432
JGC	9,000	278,093
Joyo Bank	26,462	118,550
JS Group	11,724	246,861
JSR	7,700	136,998
JTEKT	10,800	95,939
Jupiter Telecommunications	104	103,834
JX Holdings	101,676	494,552
Kajima	38,800	111,744
Kamigumi	9,400	75,802
Kaneka	12,000	62,208
Kansai Electric Power	34,099	256,643
Kansai Paint	10,000	105,088
Kao	23,800	646,141
Kawasaki Heavy Industries	65,000	156,416
Kawasaki Kisen Kaisha	35,000a	53,760
KDDI	121	837,901
Keikyu	20,000	187,136
Keio	25,000	184,320
Keisei Electric Railway	13,000	117,811
Keyence	1,985	498,251
Kikkoman	8,000	101,069
Kinden	6,000	40,550
Kintetsu	73,354	292,008
Kirin Holdings	39,000	445,286
Kobe Steel	113,000	107,034
Koito Manufacturing	4,000	51,098
Komatsu	41,900	942,851

Konami	5,000	107,648
Konica Minolta Holdings	23,000	164,275
Kubota	49,000	468,518
Kuraray	16,000	188,826
Kurita Water Industries	4,800	108,749
Kyocera	6,900	552,000
Kyowa Hakko Kirin	11,705	130,796
Kyushu Electric Power	18,000	141,235
Lawson	2,600	187,034
Mabuchi Motor	1,000	39,104
Makita	5,100	172,731
Marubeni	72,000	486,605
Marui Group	10,900	80,364
Maruichi Steel Tube	2,000	39,168
Mazda Motor	114,000a	138,624
McDonald's Holdings Japan	3,000	86,784
Medipal Holdings	5,800	83,891
MEIJI Holdings	2,921	133,852
Miraca Holdings	2,600	111,155
Mitsubishi	63,098	1,264,787
Mitsubishi Chemical Holdings	59,380	253,101
Mitsubishi Electric	87,000	696,000
Mitsubishi Estate	56,000	1,014,989
Mitsubishi Gas Chemical	16,000	92,774
Mitsubishi Heavy Industries	137,700	560,494
Mitsubishi Logistics	4,000	42,650
Mitsubishi Materials	51,000	142,310
Mitsubishi Motors	181,000a	173,760
Mitsubishi Tanabe Pharma	9,200	141,076
Mitsubishi UFJ Financial Group	563,490	2,748,028
Mitsubishi UFJ Lease & Finance	2,840	114,509
Mitsui & Co.	76,500	1,142,726
Mitsui Chemicals	38,000	86,093
Mitsui Fudosan	37,286	728,300

Mitsui OSK Lines	50,000	152,960
Mizuho Financial Group	1,007,100	1,662,924
MS&AD Insurance Group Holdings	22,657	370,342
Murata Manufacturing	9,000	452,160
Nabtesco	4,500	99,360
Namco Bandai Holdings	8,650	124,781
NEC	120,800a	162,355
NEXON	4,600	95,444
NGK Insulators	11,000	127,706
NGK Spark Plug	7,926	92,626
NHK Spring	7,000	74,278
Nidec	5,000	396,160
Nikon	15,160	423,801
Nintendo	4,725	529,200
Nippon Building Fund	28	272,742
Nippon Electric Glass	17,085	90,974
Nippon Express	38,000	155,648
Nippon Meat Packers	7,000	92,198
Nippon Paper Group	3,800	48,397
Nippon Steel	231,100	467,377
Nippon Telegraph & Telephone	19,200	893,338
Nippon Yusen	69,800	156,352
Nishi-Nippon City Bank	26,000	57,242
Nissan Motor	109,200	1,039,933
Nisshin Seifun Group	7,800	93,450
Nisshin Steel	29,000	32,294
Nissin Foods Holdings	2,600	99,574
Nitori Holdings	1,400	131,174
Nitto Denko	7,300	317,229
NKSJ Holdings	16,670	321,558
NOK	5,100	98,638
Nomura Holdings	164,100	583,933
Nomura Real Estate Holdings	4,000	74,803
Nomura Real Estate Office Fund	12	69,350

Nomura Research Institute	4,700	97,880
NSK	20,000	122,368
NTN	19,000	51,558
NTT Data	55	167,552
NTT DoCoMo	672	1,129,390
NTT Urban Development	55	44,774
Obayashi	26,000	118,810
Odakyu Electric Railway	28,000	288,154
OJI Paper	35,000	117,376
Olympus	9,500a	179,968
Omron	9,200	185,354
Ono Pharmaceutical	3,800	240,282
ORACLE JAPAN	2,000	89,984
Oriental Land	2,100	261,811
ORIX	4,540	434,097
Osaka Gas	82,000	336,922
OTSUKA	700	61,824
Otsuka Holdings	15,800	482,342
Panasonic	99,595	696,050
Rakuten	32,500	324,064
Resona Holdings	84,200	345,961
Ricoh	27,000	186,970
Rinnai	1,500	97,152
Rohm	4,400	159,160
Sankyo	2,400	119,501
Sanrio	2,100	72,818
Santen Pharmaceutical	3,300	140,870
SBI Holdings	843	57,729
Secom	9,400	437,965
Sega Sammy Holdings	8,784	188,329
Seiko Epson	4,900	39,451
Sekisui Chemical	19,000	162,458
Sekisui House	25,000	240,640
Seven & I Holdings	33,160	1,054,753

Seven Bank	26,000	65,229
Sharp	46,000	158,976
Shikoku Electric Power	8,200	126,687
Shimadzu	9,000	73,958
Shimamura	1,000	116,480
Shimano	3,400	227,174
Shimizu	23,000	72,128
Shin-Etsu Chemical	18,000	916,992
Shinsei Bank	78,000	88,858
Shionogi & Co.	14,000	200,346
Shiseido	16,200	233,073
Shizuoka Bank	25,400	256,845
Showa Denko	69,000	125,414
Showa Shell Sekiyu	8,500	46,458
SMC	2,400	407,040
Softbank	39,100	1,503,942
Sojitz	54,600	85,263
Sony	45,380	559,372
Sony Financial Holdings	7,000	112,896
Square Enix Holdings	2,700	41,921
Stanley Electric	6,700	99,567
Sumco	4,900a	37,695
Sumitomo	50,800	719,165
Sumitomo Chemical	70,000	196,224
Sumitomo Electric Industries	33,000	392,832
Sumitomo Heavy Industries	25,000	101,440
Sumitomo Metal Industries	149,000	221,235
Sumitomo Metal Mining	23,000	248,474
Sumitomo Mitsui Financial Group	59,300	1,888,492
Sumitomo Mitsui Trust Holdings	135,640	392,379
Sumitomo Realty & Development	16,000	403,866
Sumitomo Rubber Industries	7,600	92,124
Suruga Bank	8,000	84,992
Suzuken	2,920	105,064

Suzuki Motor	16,200	298,806
Sysmex	3,200	140,288
T&D Holdings	26,000	267,571
Taiheiyo Cement	47,000	104,077
Taisei	48,000	132,710
Taisho Pharmaceutical Holdings	1,500	120,000
Taiyo Nippon Sanso	12,000	67,738
Takashimaya	12,000	88,013
Takeda Pharmaceutical	34,800	1,603,584
TDK	5,500	211,200
Teijin	40,000	118,272
Terumo	6,800	280,269
THK	5,600	100,137
Tobu Railway	45,000	244,224
Toho	4,300	77,386
Toho Gas	18,000	108,518
Tohoku Electric Power	19,800	128,241
Tokio Marine Holdings	32,600	756,111
Tokyo Electric Power	68,472a	114,814
Tokyo Electron	7,700	362,208
Tokyo Gas	107,000	553,318
Tokyu	50,820	244,587
Tokyu Land	19,000	97,037
TonenGeneral Sekiyu	14,000	115,046
Toppan Printing	25,000	156,160
Toray Industries	64,000	403,866
Toshiba	182,000	610,355
Tosoh	22,000	54,630
TOTO	14,000	104,474
Toyo Seikan Kaisha	7,100	84,337
Toyo Suisan Kaisha	4,000	96,410
Toyoda Gosei	2,300	47,604
Toyota Boshoku	2,600	29,453
Toyota Industries	7,300	196,317

Toyota Motor	122,257	4,725,967
Toyota Tsusho	9,900	184,884
Trend Micro	5,100	152,494
Tsumura & Co.	2,300	64,797
Ube Industries	46,600	102,595
UNICHARM	5,000	275,840
Ushio	4,600	58,468
USS	980	105,997
West Japan Railway	7,600	328,806
Yahoo! Japan	616	225,348
Yakult Honsha	4,300	166,771
Yamada Denki	4,150	216,464
Yamaguchi Financial Group	9,000	76,262
Yamaha	7,200	69,949
Yamaha Motor	13,200	112,696
Yamato Holdings	16,000	263,578
Yamato Kogyo	1,800	51,264
Yamazaki Baking	6,000	83,942
Yaskawa Electric	9,000	65,318
Yokogawa Electric	8,800	91,126
		90,848,630
Luxembourg--.1%
SES	12,637	304,287
Macau--.1%
Sands China	107,413	317,888
Wynn Macau	71,200	151,862
		469,750
Netherlands--2.7%
Aegon	76,511	348,975
Akzo Nobel	10,629	574,189
ASML Holding	18,720	1,087,628
Corio	3,172	140,424
DE Master Blenders 1753	26,712a	309,571
Delta Lloyd	3,857	50,375

European Aeronautic Defence and Space	18,513	666,499
Fugro	3,133	205,271
Gemalto	3,377	258,820
Heineken	10,326	559,726
Heineken Holding	4,528	208,199
ING Groep	168,454a	1,115,303
Koninklijke Ahold	46,838	570,246
Koninklijke Boskalis Westminster	3,270	106,762
Koninklijke DSM	6,749	332,409
Koninklijke KPN	45,295	371,783
Koninklijke Philips Electronics	45,490	1,000,764
Koninklijke Vopak	3,280	208,002
QIAGEN	9,940a	174,892
Randstad Holding	5,158	156,567
Reed Elsevier	30,068	353,162
SBM Offshore	6,898a	84,228
TNT Express	14,602	158,356
Unilever	72,008	2,503,366
Wolters Kluwer	13,602	226,187
		11,771,704
New Zealand--.1%
Auckland International Airport	42,260	85,218
Contact Energy	16,082a	65,250
Fletcher Building	30,980	153,294
Sky City Entertainment Group	26,289	75,793
Telecom Corporation of New Zealand	88,233	190,071
		569,626
Norway--.9%
Aker Solutions	7,694	113,351
DNB	42,372	446,387
Gjensidige Forsikring	8,002	98,240
Norsk Hydro	43,296	176,702
Orkla	34,223	244,939
SeaDrill	15,622	612,694

Statoil	50,116	1,196,455
Telenor	32,795	556,055
Yara International	8,388	397,583
		3,842,406
Portugal--.1%
Banco Espirito Santo	74,846a	46,045
Energias de Portugal	88,413	201,685
Galp Energia, Cl. B	9,504	128,632
Jeronimo Martins	10,165	159,465
Portugal Telecom	27,519	116,815
		652,642
Singapore--1.9%
Ascendas Real Estate Investment Trust	78,912	143,949
CapitaLand	115,500	278,447
CapitaMall Trust	97,000	152,780
Capitamalls Asia	50,000	65,493
City Developments	23,000	216,249
ComfortDelgro	93,700	126,500
Cosco Singapore	48,000	37,416
DBS Group Holdings	79,588	942,725
Fraser and Neave	41,150	270,497
Genting Singapore	272,527	285,799
Global Logistic Properties	90,843	164,253
Golden Agri-Resources	272,440	162,010
Hutchison Port Holdings Trust	227,000	172,520
Jardine Cycle & Carriage	4,422	165,949
Keppel	64,700	581,281
Keppel Land	36,000	99,518
Neptune Orient Lines	31,000a	28,648
Olam International	78,995	117,121
Oversea-Chinese Banking	115,942	889,783
SembCorp Industries	46,254	196,628
SembCorp Marine	38,000	148,409
Singapore Airlines	24,733	210,680

Singapore Exchange	39,000	209,667
Singapore Press Holdings	69,075	228,141
Singapore Technologies Engineering	72,000	190,935
Singapore Telecommunications	358,951	1,032,662
StarHub	26,918	83,064
United Overseas Bank	56,112	901,832
UOL Group	23,111	96,203
Wilmar International	86,000	223,915
		8,423,074
Spain--2.4%
Abertis Infraestructuras	16,405	202,958
Acciona	1,014	44,278
Acerinox	5,086	50,770
ACS Actividades de Construccion y Servicios	5,842	92,366
Amadeus IT Holding, Cl. A	14,102	305,121
Banco Bilbao Vizcaya Argentaria	208,608	1,366,524
Banco de Sabadell	92,531	176,469
Banco Popular Espanol	47,284	88,955
Banco Santander	413,874	2,520,703
Bankia	35,723a	35,075
CaixaBank	31,771	104,139
Distribuidora Internacional de Alimentacion	30,070	148,733
Enagas	7,711	133,776
Ferrovial	17,812	193,956
Gas Natural SDG	15,540	191,683
Grifols	7,162a	223,300
Iberdrola	161,209	585,140
Inditex	9,831	1,014,018
Mapfre	35,362	64,525
Red Electrica	4,892	193,967
Repsol	35,059	560,994
Telefonica	181,513	2,060,709
Zardoya Otis	6,097	67,891
		10,426,050

Sweden--3.2%
Alfa Laval	14,802	256,834
Assa Abloy, Cl. B	14,353	435,614
Atlas Copco, Cl. A	30,322	683,072
Atlas Copco, Cl. B	17,066	342,542
Boliden	11,860	181,022
Electrolux, Ser. B	10,875	247,063
Elekta, Cl. B	3,874	180,181
Getinge, Cl. B	9,020	258,107
Hennes & Mauritz, Cl. B	41,857	1,549,176
Hexagon, Cl. B	10,584	202,633
Holmen, Cl. B	2,181	58,593
Husqvarna, Cl. B	20,545	105,132
Industrivarden, Cl. C	5,510	74,216
Investment AB Kinnevik, Cl. B	9,340	192,550
Investor, Cl. B	19,676	410,842
Lundin Petroleum	10,615a	225,547
Millicom International Cellular, SDR	2,824	255,797
Modern Times Group, Cl. B	2,012	92,366
Nordea Bank	115,579	1,080,900
Ratos, Cl. B	9,138	94,731
Sandvik	45,434	633,009
Scania, Cl. B	14,423	248,985
Securitas, Cl. B	13,206	107,580
Skandinaviska Enskilda Banken, Cl. A	62,818	462,315
Skanska, Cl. B	17,719	268,105
SKF, Cl. B	17,448	361,498
SSAB, Cl. A	7,127	58,687
Svenska Cellulosa, Cl. B	25,742	438,329
Svenska Handelsbanken, Cl. A	22,141	770,303
Swedbank, Cl. A	37,178	648,366
Swedish Match	9,323	393,037
Tele2, Cl. B	14,263	236,366
Telefonaktiebolaget LM Ericsson, Cl. B	132,501	1,235,259

TeliaSonera	98,012	649,267
Volvo, Cl. B	62,756	776,531
		14,214,555
Switzerland--8.5%
ABB	96,985a	1,696,716
Actelion	5,031a	230,087
Adecco	5,947a	261,929
Aryzta	3,825a	190,212
Baloise Holding	2,170	143,474
Banque Cantonale Vaudoise	127	64,879
Barry Callebaut	84a	75,930
Cie Financiere Richemont, Cl. A	23,431	1,330,789
Credit Suisse Group	51,042a	871,002
GAM Holding	9,125a	100,942
Geberit	1,712a	336,683
Glencore International	64,621	324,361
Givaudan	364a	354,381
Holcim	10,233a	604,777
Julius Baer Group	9,034a	323,866
Kuehne & Nagel International	2,399	273,490
Lindt & Spruengli	5a	179,248
Lindt & Spruengli-PC	38a	117,740
Lonza Group	2,290a	103,581
Nestle	146,354	9,001,903
Novartis	101,950	5,983,545
Pargesa Holding-BR	1,256	75,839
Partners Group Holding	624	113,960
Roche Holding	31,135	5,526,678
Schindler Holding	876	102,827
Schindler Holding-PC	2,190	256,394
SGS	237	474,825
Sika-BR	92	171,976
Sonova Holding	2,217a	209,937
Straumann Holding	380	51,066

Sulzer	1,104	142,933
Swatch Group	1,771	123,896
Swatch Group-BR	1,396	555,798
Swiss Life Holding	1,289a	123,645
Swiss Prime Site	2,068a	173,163
Swiss Re	15,464a	971,747
Swisscom	1,040	416,937
Syngenta	4,168	1,424,625
Transocean	15,609	743,118
UBS	160,618a	1,692,880
Zurich Financial Services	6,495a	1,448,286
		37,370,065
United Kingdom--23.0%
3i Group	40,776	133,231
Aberdeen Asset Management	36,295	146,985
Admiral Group	9,339	159,891
Aggreko	11,537	369,361
AMEC	14,964	262,296
Anglo American	58,608	1,745,872
Antofagasta	17,624	296,211
ArcelorMittal	41,534	667,670
ARM Holdings	61,191	529,097
Associated British Foods	15,834	311,556
AstraZeneca	56,472	2,644,220
Aviva	131,449	600,962
Babcock International Group	16,328	219,773
BAE Systems	145,464	704,491
Balfour Beatty	31,657	143,886
Barclays	519,445	1,368,204
BG Group	150,310	2,974,056
BHP Billiton	93,426	2,737,656
BP	841,278	5,606,366
British American Tobacco	87,231	4,646,567
British Land	37,405	313,458

British Sky Broadcasting Group	49,848	556,845
BT Group	342,624	1,167,292
Bunzl	14,415	251,769
Burberry Group	20,316	399,427
Capita Group	28,119	313,452
Capital Shopping Centres Group	25,428	128,412
Carnival	8,120	273,459
Centrica	227,779	1,132,074
Cobham	50,711	184,853
Compass Group	83,117	893,304
Croda International	5,720	210,749
Diageo	110,754	2,964,113
Eurasian Natural Resources	10,473	64,531
Evraz	14,161	52,730
Experian	45,384	675,260
Fresnillo	8,342	190,429
G4S	62,366	242,396
GKN	67,624	223,074
GlaxoSmithKline	223,746	5,151,469
Hammerson	30,961	224,798
HSBC Holdings	798,337	6,682,640
ICAP	23,517	117,397
IMI	13,573	174,924
Imperial Tobacco Group	44,189	1,717,483
Inmarsat	19,204	148,015
Intercontinental Hotels Group	13,041	322,437
International Consolidated Airlines Group	38,774a	97,133
Intertek Group	7,223	309,612
Invensys	33,995	128,397
Investec	22,879	135,196
ITV	159,866	189,237
J Sainsbury	56,234	285,040
Johnson Matthey	9,506	324,905
Kazakhmys	9,643	106,587

Kingfisher	102,858	430,255
Land Securities Group	33,793	418,558
Legal & General Group	255,867	511,477
Lloyds Banking Group	1,821,439a	866,856
London Stock Exchange Group	7,101	107,937
Lonmin	7,843	85,830
Man Group	76,168	95,117
Marks & Spencer Group	69,241	362,261
Meggitt	35,266	212,043
Melrose	53,387	184,647
National Grid	157,416	1,635,071
Next	7,723	389,770
Old Mutual	220,327	544,755
Pearson	36,883	691,607
Petrofac	11,661	272,593
Prudential	114,386	1,368,357
Randgold Resources	3,968	360,829
Reckitt Benckiser Group	29,108	1,600,479
Reed Elsevier	52,850	445,789
Resolution	63,012	203,513
Rexam	39,603	269,786
Rio Tinto	59,575	2,752,152
Rolls-Royce Holdings	82,411a	1,098,908
Royal Bank of Scotland Group	91,390a	306,200
Royal Dutch Shell, Cl. A	162,611	5,540,022
Royal Dutch Shell, Cl. B	117,901	4,158,200
RSA Insurance Group	158,518	270,650
SABMiller	42,173	1,822,943
Sage Group	59,498	268,190
Schroders	4,440	89,312
Segro	34,395	127,643
Serco Group	22,385	202,329
Severn Trent	10,704	289,492
Shire	25,369	735,034

Smith & Nephew	39,008	399,670
Smiths Group	17,626	294,863
SSE	42,276	870,283
Standard Chartered	105,428	2,420,735
Standard Life	101,829	386,197
Subsea 7	12,655	266,010
Tate & Lyle	21,129	218,638
Tesco	354,676	1,768,876
TUI Travel	20,087	57,538
Tullow Oil	39,748	803,909
Unilever	56,697	2,036,512
United Utilities Group	30,234	323,756
Vedanta Resources	5,422	82,968
Veripos	1,265a	2,434
Vodafone Group	2,209,251	6,324,813
Weir Group	9,375	243,260
Whitbread	7,724	258,670
WM Morrison Supermarkets	105,408	458,274
Wolseley	12,392	447,442
WPP	56,931	721,211
Xstrata	93,057	1,237,365
		100,963,277
Total Common Stocks
(cost $462,853,623)		429,593,037

Preferred Stocks--.5%
Germany
Bayerische Motoren Werke	2,460	122,918
Henkel & Co.	8,070	580,868
Porsche Automobil Holding	6,688	345,781
ProSiebenSat.1 Media	3,585	75,428
RWE	1,967	69,823
Volkswagen	6,358	1,087,386
Total Preferred Stocks

(cost $1,716,200)			2,282,204

Rights--.0%
Spain
ACS Actividades de Construccion y Servicios	5,842	a	7,044
Banco Santander	424,717	a	77,864
Iberdrola	177,828	a	32,820
Total Rights
(cost $214,007)			117,728
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.09%, 9/20/12
(cost $489,941)	490,000	[c]	489,954

Other Investment--1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,071,486)	5,071,486	[d]	5,071,486
Total Investments (cost $470,345,257)	99.5%		437,554,409
Cash and Receivables (Net)	.5%		2,381,922
Net Assets	100.0%		439,936,331

BR-Bearer Certificate
CDI-Chess Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Risparmio (Savings) Shares
SDR-Swedish Depository Receipts
STRIP-Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the
Board of Directors. At July 31, 2012, the value of this security amounted to $43 or less than .01% of net assets.

c	Held by or on behalf of a counterparty for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized depreciation on investments was $32,790,848 of which $65,933,568 related to appreciated investment securities and $98,724,416 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.2
Industrial	12.3
Consumer Staples	11.9
Consumer Discretionary	10.7
Health Care	10.2
Materials	9.4
Energy	8.2
Telecommunication Services	5.2
Information Technology	4.3
Utilities	3.8
Short-Term/Money Market Investment	1.3
99.5

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/19/2012	a	1,163,927	1,156,384	1,217,409	61,025
9/19/2012	b	112,100	114,479	117,251	2,772
9/19/2012	c	104,700	107,097	109,511	2,414
9/19/2012	d	706,700	718,997	739,173	20,176
9/19/2012	e	186,964	187,866	195,555	7,689

British Pound,
Expiring:
9/19/2012	a	518,200	805,329	812,433	7,104
9/19/2012	b	325,300	508,569	510,005	1,436
9/19/2012	c	335,800	519,905	526,466	6,561
9/19/2012	e	1,505,000	2,341,043	2,359,538	18,495
9/19/2012	f	1,687,171	2,626,603	2,645,146	18,543

Euro,
Expiring:
9/19/2012	a	782,872	966,807	963,840	(2,967)
9/19/2012	b	443,600	557,945	546,142	(11,803)
9/19/2012	c	415,600	505,136	511,669	6,533
9/19/2012	e	2,511,629	3,079,947	3,092,213	12,266
9/19/2012	f	108,900	134,253	134,073	(180)
9/19/2012	g	2,687,031	3,369,940	3,308,160	(61,780)

Japanese Yen,
Expiring:
9/19/2012	a	47,721,195	601,790	611,168	9,378
9/19/2012	b	23,217,000	290,947	297,342	6,395
9/19/2012	c	20,557,000	263,051	263,275	224
9/19/2012	d	149,200,000	1,894,266	1,910,815	16,549
9/19/2012	e	14,870,000	188,882	190,441	1,559
9/19/2012	f	6,520,000	82,026	83,502	1,476
9/19/2012	h	187,625,817	2,367,766	2,402,936	35,170

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
9/19/2012	a	430,570	429,586	450,355	(20,769)
9/19/2012	e	700,900	716,214	733,106	(16,892)
9/19/2012	f	580,280	590,214	606,944	(16,730)

British Pound,
Expiring:
9/19/2012	a	733,246	1,144,061	1,149,583	(5,522)
9/19/2012	d	56,300	87,637	88,267	(630)
9/19/2012	e	1,193,300	1,860,099	1,870,855	(10,756)
9/19/2012	f	1,272,860	1,990,976	1,995,589	(4,613)

Euro,
Expiring:
9/19/2012	a	1,402,720	1,756,672	1,726,970	29,702
9/19/2012	e	1,946,200	2,403,401	2,396,080	7,321
9/19/2012	f	2,351,570	2,938,334	2,895,154	43,180

Japanese Yen,
Expiring:
9/19/2012	a	88,637,922	1,108,427	1,135,192	(26,765)

9/19/2012	e	104,213,500	1,317,162	1,334,669	(17,507)
9/19/2012	f	150,899,400	1,901,295	1,932,579	(31,284)

Gross Unrealized Appreciation
Gross Unrealized Depreciation					315,968
					(228,198)

Counterparties:
a	Citicorp
b	Citigroup
c GS Bank
d	HSBC
e	UBS
f	Credit Suisse First Boston
g	Royal Bank of Scottland
h	Standard Chartered Bank

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2012($)
Financial Futures Long
ASX SPI 200 Index	8	888,426	September 2012	31,650
Euro STOXX 50	76	2,176,932	September 2012	82,964
FTSE 100 Index	25	2,197,328	September 2012	6,092
TOPIX	19	1,785,088	September 2012	(22,435)

Gross Unrealized Appreciation				120,706
Gross Unrealized Depreciation				(22,435)

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	431,875,198	-	43	431,875,241
Mutual Funds	5,071,486	-	-	5,071,486
U.S. Treasury	-	489,954	-	489,954
Rights+	117,728	-	-	117,728
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	315,968	-	315,968
Financial Futures++	120,706	-	-	120,706
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(228,198)	-	(228,198)
Financial Futures++	(22,435)	-	-	(22,435)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2012 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Automobiles & Components--.6%
BorgWarner	21,120a	1,417,152
Ford Motor	699,673	6,464,979
Goodyear Tire & Rubber	43,150a	494,068
Harley-Davidson	42,291	1,828,240
Johnson Controls	125,311	3,088,916
		13,293,355
Banks--3.0%
BB&T	128,343	4,026,120
Comerica	36,592	1,105,444
Fifth Third Bancorp	164,452	2,272,727
First Horizon National	50,810	418,166
Hudson City Bancorp	102,364	650,011
Huntington Bancshares	151,668	942,617
KeyCorp	178,069	1,420,991
M&T Bank	23,172	1,989,084
People's United Financial	66,286	759,638
PNC Financial Services Group	97,115	5,739,497
Regions Financial	260,144	1,810,602
SunTrust Banks	96,263	2,276,620
U.S. Bancorp	351,079	11,761,147
Wells Fargo & Co.	979,694	33,123,454
Zions Bancorporation	33,419	608,226
		68,904,344
Capital Goods--7.8%
3M	128,654	11,737,104
Boeing	138,093	10,206,454
Caterpillar	120,262	10,127,263
Cooper Industries	30,123	2,165,241
Cummins	35,414	3,396,203
Danaher	105,314	5,561,632
Deere & Co.	74,027	5,686,754
Dover	33,448	1,821,913
Eaton	63,005b	2,762,139
Emerson Electric	135,047	6,451,195
Fastenal	54,761	2,361,294
Flowserve	10,298	1,235,554
Fluor	31,856	1,579,420
General Dynamics	66,017	4,188,118
General Electric	1,953,516	40,535,457
Honeywell International	142,574	8,276,421
Illinois Tool Works	88,694	4,819,632
Ingersoll-Rand	54,800	2,324,068
Jacobs Engineering Group	22,340a	861,654
Joy Global	18,859	979,536
L-3 Communications Holdings	18,345	1,300,477

Lockheed Martin	48,702	4,347,628
Masco	65,787	791,418
Northrop Grumman	46,557	3,082,073
PACCAR	67,216	2,689,312
Pall	20,536	1,096,828
Parker Hannifin	28,334	2,275,787
Precision Castparts	26,719	4,156,408
Quanta Services	40,906a	940,429
Raytheon	62,635	3,474,990
Rockwell Automation	26,194	1,764,428
Rockwell Collins	27,514	1,391,383
Roper Industries	17,614	1,751,712
Snap-on	10,081	683,290
Stanley Black & Decker	31,113	2,081,149
Textron	52,664	1,371,897
Tyco International	85,800	4,713,852
United Technologies	167,554	12,472,720
W.W. Grainger	11,072	2,267,878
Xylem	33,763	809,637
		180,540,348
Commercial & Professional Services--.5%
Avery Dennison	19,587	603,084
Cintas	19,386	768,267
Dun & Bradstreet	9,497	761,564
Equifax	22,490	1,053,432
Iron Mountain	31,656	1,019,640
Pitney Bowes	37,470b	500,599
R.R. Donnelley & Sons	33,171b	402,033
Republic Services	58,309	1,686,879
Robert Half International	28,050	757,631
Stericycle	15,838a	1,470,558
Waste Management	86,425	2,973,020
		11,996,707
Consumer Durables & Apparel--1.0%
Coach	53,224	2,625,540
D.R. Horton	48,521	855,425
Fossil	9,547a	684,424
Harman International Industries	13,432	541,981
Hasbro	22,154b	793,556
Leggett & Platt	25,041b	580,450
Lennar, Cl. A	30,981b	904,955
Mattel	62,604	2,201,783
Newell Rubbermaid	55,553	980,510
NIKE, Cl. B	68,099	6,357,042
Pulte Group	67,650a	764,445
Ralph Lauren	11,964	1,726,884
VF	16,075	2,399,998
Whirlpool	13,383	904,155
		22,321,148
Consumer Services--1.9%
Apollo Group, Cl. A	21,957a	597,230
Carnival	84,231	2,803,208

Chipotle Mexican Grill	5,679a	1,660,142
Darden Restaurants	23,707	1,213,324
DeVry	10,572	207,528
H&R Block	53,721	866,520
International Game Technology	56,516	639,761
Marriott International, Cl. A	49,237	1,793,212
McDonald's	187,428	16,748,566
Starbucks	138,684	6,279,612
Starwood Hotels & Resorts
Worldwide	36,160c	1,958,064
Wyndham Worldwide	28,063	1,460,679
Wynn Resorts	14,570	1,365,938
Yum! Brands	84,640	5,488,058
		43,081,842
Diversified Financials--5.4%
American Express	184,729	10,660,711
Ameriprise Financial	40,924	2,116,589
Bank of America	1,986,825	14,583,295
Bank of New York Mellon	220,151	4,684,813
BlackRock	23,512	4,003,153
Capital One Financial	106,949	6,041,549
Charles Schwab	196,159	2,477,488
Citigroup	539,168	14,627,628
CME Group	61,680	3,214,145
Discover Financial Services	98,714	3,549,755
E*TRADE Financial	42,286a	322,642
Federated Investors, Cl. B	17,280b	347,501
Franklin Resources	26,514	3,047,784
Goldman Sachs Group	91,109	9,192,898
IntercontinentalExchange	13,442a	1,763,859
Invesco	82,623	1,828,447
JPMorgan Chase & Co.	702,759	25,299,324
Legg Mason	22,865	560,650
Leucadia National	35,092	760,795
Moody's	36,551	1,481,412
Morgan Stanley	280,378	3,829,963
NASDAQ OMX Group	23,314	529,228
Northern Trust	43,257	1,963,868
NYSE Euronext	46,928	1,195,725
SLM	90,262	1,443,289
State Street	90,958	3,672,884
T. Rowe Price Group	46,375	2,817,281
		126,016,676
Energy--11.1%
Alpha Natural Resources	40,578a	284,452
Anadarko Petroleum	91,371	6,344,802
Apache	72,049	6,204,860
Baker Hughes	80,541	3,730,659
Cabot Oil & Gas	38,446	1,622,037
Cameron International	45,310a	2,277,734
Chesapeake Energy	120,186b	2,261,901
Chevron	364,017	39,888,983

ConocoPhillips	233,295	12,700,580
CONSOL Energy	40,833	1,183,340
Denbury Resources	71,900a	1,087,128
Devon Energy	74,151	4,383,807
Diamond Offshore Drilling	12,503b	817,946
Ensco, Cl. A	42,587	2,313,752
EOG Resources	49,210	4,823,072
EQT	27,792	1,567,469
Exxon Mobil	862,491	74,907,343
FMC Technologies	44,141a	1,991,642
Halliburton	169,896	5,628,654
Helmerich & Payne	19,077	887,081
Hess	54,819	2,585,264
Kinder Morgan	92,931	3,327,859
Marathon Oil	129,218	3,420,400
Marathon Petroleum	64,376	3,044,985
Murphy Oil	34,659	1,859,802
Nabors Industries	54,361a	752,356
National Oilwell Varco	77,767	5,622,554
Newfield Exploration	23,525a	718,218
Noble	45,097a	1,668,589
Noble Energy	32,568	2,847,420
Occidental Petroleum	148,964	12,964,337
Peabody Energy	48,931	1,021,679
Phillips 66	115,420	4,339,792
Pioneer Natural Resources	22,444	1,989,212
QEP Resources	32,621	979,609
Range Resources	28,835	1,805,071
Rowan Companies	22,488a	790,003
Schlumberger	246,413	17,559,390
Southwestern Energy	62,547a	2,079,688
Spectra Energy	117,779	3,614,638
Sunoco	19,613	945,150
Tesoro	27,628a	763,914
Valero Energy	102,648	2,822,820
Williams	115,294	3,665,196
WPX Energy	35,479	565,890
		256,661,078
Food & Staples Retailing--2.4%
Costco Wholesale	79,526	7,648,811
CVS Caremark	236,417	10,697,869
Kroger	105,988	2,349,754
Safeway	44,553b	692,799
Sysco	106,537	3,131,122
Wal-Mart Stores	318,313	23,692,037
Walgreen	159,286	5,791,639
Whole Foods Market	29,871	2,741,560
		56,745,591
Food, Beverage & Tobacco--6.6%
Altria Group	375,318	13,500,188
Archer-Daniels-Midland	121,902	3,180,423
Beam	29,044	1,826,287

Brown-Forman, Cl. B	18,826	1,761,361
Campbell Soup	34,033b	1,126,833
Coca-Cola	416,861	33,682,369
Coca-Cola Enterprises	55,392	1,624,093
ConAgra Foods	76,554	1,890,118
Constellation Brands, Cl. A	31,297a	882,888
Dean Foods	34,436a	425,973
Dr. Pepper Snapple Group	39,830	1,815,451
General Mills	117,852	4,560,872
H.J. Heinz	59,114	3,263,684
Hershey	27,432	1,967,972
Hormel Foods	25,301	706,151
J.M. Smucker	20,910	1,605,888
Kellogg	45,578	2,174,071
Kraft Foods, Cl. A	324,183	12,873,307
Lorillard	24,332	3,130,068
McCormick & Co.	23,885	1,454,119
Mead Johnson Nutrition	36,977	2,697,842
Molson Coors Brewing, Cl. B	29,502	1,248,525
Monster Beverage	28,251a	1,877,844
PepsiCo	289,147	21,029,661
Philip Morris International	314,603	28,767,298
Reynolds American	60,783	2,812,429
Tyson Foods, Cl. A	52,973	795,125
		152,680,840
Health Care Equipment & Services--3.7%
Aetna	64,573	2,328,502
AmerisourceBergen	46,394	1,841,842
Baxter International	101,635	5,946,664
Becton Dickinson & Co.	37,480	2,837,611
Boston Scientific	267,703a	1,384,025
C.R. Bard	15,795	1,536,222
Cardinal Health	63,493	2,735,913
CareFusion	39,802a	971,567
Cerner	26,272a	1,942,026
Cigna	52,344	2,108,416
Coventry Health Care	27,079	902,543
Covidien	90,195	5,040,097
DaVita	17,028a	1,675,896
DENTSPLY International	24,840	902,686
Edwards Lifesciences	21,353a	2,160,924
Express Scripts Holding	148,495a	8,603,800
Humana	30,014	1,848,862
Intuitive Surgical	7,318a	3,523,617
Laboratory Corp. of America
Holdings	17,933a	1,507,986
McKesson	43,510	3,947,662
Medtronic	193,785	7,639,005
Patterson	18,540	632,214
Quest Diagnostics	28,543	1,667,767
St. Jude Medical	59,608	2,226,955
Stryker	60,505	3,148,075

Tenet Healthcare	76,044a	351,323
UnitedHealth Group	192,489	9,834,263
Varian Medical Systems	21,518a	1,174,452
WellPoint	61,699	3,287,940
Zimmer Holdings	32,906	1,939,151
		85,648,006
Household & Personal Products--2.3%
Avon Products	77,007	1,192,838
Clorox	24,264	1,764,235
Colgate-Palmolive	88,051	9,453,155
Estee Lauder, Cl. A	41,703	2,184,403
Kimberly-Clark	72,470	6,298,368
Procter & Gamble	505,316	32,613,095
		53,506,094
Insurance--3.5%
ACE	62,400	4,586,400
Aflac	86,082	3,768,670
Allstate	91,829	3,149,735
American International Group	117,641a	3,678,634
Aon	60,732	2,988,014
Assurant	16,179	585,842
Berkshire Hathaway, Cl. B	323,691a	27,461,944
Chubb	49,839	3,622,797
Cincinnati Financial	28,493	1,078,175
Genworth Financial, Cl. A	94,598a	476,774
Hartford Financial Services Group	83,066	1,366,436
Lincoln National	53,795	1,078,590
Loews	56,396	2,232,718
Marsh & McLennan	99,285	3,297,255
MetLife	195,187	6,005,904
Principal Financial Group	57,803	1,479,179
Progressive	113,249	2,235,535
Prudential Financial	86,658	4,183,848
Torchmark	18,549	922,813
Travelers	72,482	4,540,997
Unum Group	53,705	1,014,487
XL Group	57,727	1,192,063
		80,946,810
Materials--3.3%
Air Products & Chemicals	38,209	3,073,150
Airgas	13,017	1,032,508
Alcoa	192,245	1,628,315
Allegheny Technologies	18,808	564,804
Ball	28,829	1,198,133
Bemis	19,779	608,204
CF Industries Holdings	12,008	2,350,686
Cliffs Natural Resources	26,122	1,068,129
Dow Chemical	220,369	6,342,220
E.I. du Pont de Nemours & Co.	171,612	8,529,116
Eastman Chemical	26,549	1,387,982
Ecolab	54,724	3,581,686
FMC	25,364	1,387,411

Freeport-McMoRan Copper & Gold	174,493	5,875,179
International Flavors & Fragrances	14,164	789,501
International Paper	80,009	2,625,095
MeadWestvaco	30,975	879,690
Monsanto	98,564	8,439,050
Mosaic	54,262	3,153,165
Newmont Mining	90,790	4,037,431
Nucor	57,017	2,235,066
Owens-Illinois	30,119a	555,696
PPG Industries	28,025	3,067,617
Praxair	55,339	5,741,975
Sealed Air	35,307	571,973
Sherwin-Williams	15,841	2,128,238
Sigma-Aldrich	22,654	1,567,657
Titanium Metals	15,856	184,881
United States Steel	26,106b	539,089
Vulcan Materials	23,664	916,743
		76,060,390
Media--3.4%
Cablevision Systems (NY Group),
Cl. A	40,411	619,905
CBS, Cl. B	121,265	4,057,527
Comcast, Cl. A	496,563	16,163,126
DIRECTV, Cl. A	120,964a	6,007,072
Discovery Communications, Cl. A	47,085a	2,383,914
Gannett	46,122	650,781
Interpublic Group of Cos.	85,851	847,349
McGraw-Hill	51,264	2,407,357
News, Cl. A	388,851	8,951,350
Omnicom Group	51,059	2,562,141
Scripps Networks Interactive, Cl.
A	16,539	890,625
Time Warner	178,681	6,990,001
Time Warner Cable	57,873	4,915,154
Viacom, Cl. B	97,429	4,550,909
Walt Disney	329,800	16,206,372
Washington Post, Cl. B	941b	318,529
		78,522,112
Pharmaceuticals, Biotech & Life Sciences--8.1%
Abbott Laboratories	289,449	19,193,363
Agilent Technologies	62,883	2,407,790
Alexion Pharmaceuticals	35,406a	3,712,319
Allergan	56,689	4,652,466
Amgen	143,460	11,849,796
Biogen Idec	44,590a	6,502,560
Bristol-Myers Squibb	310,986	11,071,102
Celgene	81,515a	5,580,517
Eli Lilly & Co.	187,979	8,276,715
Forest Laboratories	49,109a	1,647,607
Gilead Sciences	139,412a	7,574,254
Hospira	29,933a	1,040,172
Johnson & Johnson	505,353b	34,980,535

Life Technologies	31,860a	1,398,017
Merck & Co.	560,477	24,756,269
Mylan	77,777a	1,791,204
PerkinElmer	20,343	519,764
Perrigo	16,922	1,929,446
Pfizer	1,381,065	33,200,803
Thermo Fisher Scientific	67,426	3,753,605
Waters	16,443a	1,274,004
Watson Pharmaceuticals	22,990a	1,789,312
		188,901,620
Real Estate--2.2%
American Tower	72,020c	5,207,766
Apartment Investment & Management,
Cl. A	22,507c	617,367
AvalonBay Communities	17,111c	2,516,857
Boston Properties	27,613c	3,062,282
CBRE Group, Cl. A	59,125a	921,167
Equity Residential	55,258c	3,498,384
HCP	77,328c	3,650,655
Health Care REIT	38,673c	2,406,621
Host Hotels & Resorts	132,398c	1,943,603
Kimco Realty	73,713c	1,436,666
Plum Creek Timber	29,895c	1,213,438
ProLogis	83,531c	2,700,557
Public Storage	26,167c	3,897,575
Simon Property Group	56,352c	9,043,932
Ventas	52,039c	3,499,623
Vornado Realty Trust	33,535c	2,800,173
Weyerhaeuser	96,956c	2,263,923
		50,680,589
Retailing--3.9%
Abercrombie & Fitch, Cl. A	16,123	544,957
Amazon.com	66,757a	15,574,408
AutoNation	9,114a,b	359,365
AutoZone	5,027a	1,886,281
Bed Bath & Beyond	42,968a	2,618,900
Best Buy	53,940b	975,775
Big Lots	12,052a	488,227
CarMax	40,103a	1,116,066
Dollar Tree	43,232a	2,176,299
Expedia	17,984	1,024,908
Family Dollar Stores	21,859	1,444,443
GameStop, Cl. A	25,532b	409,023
Gap	63,481	1,872,055
Genuine Parts	28,587	1,830,426
Home Depot	282,929	14,763,235
J.C. Penney	26,323b	592,531
Kohl's	44,330	2,204,088
Limited Brands	44,646	2,122,917
Lowe's	217,619	5,520,994
Macy's	76,343	2,736,133
Netflix	10,196a,b	579,643

Nordstrom	29,482	1,596,155
O'Reilly Automotive	23,570a	2,020,892
Priceline.com	9,168a	6,066,832
Ross Stores	42,094	2,796,725
Sears Holdings	7,044a,b	348,608
Staples	128,717	1,639,855
Target	123,168	7,470,139
Tiffany & Co.	23,164	1,272,399
TJX	136,803	6,057,637
TripAdvisor	17,984a	672,781
Urban Outfitters	22,110a	675,461
		91,458,158
Semiconductors & Semiconductor Equipment--2.2%
Advanced Micro Devices	110,175a	447,310
Altera	57,845	2,050,605
Analog Devices	55,180	2,156,434
Applied Materials	237,407	2,585,362
Broadcom, Cl. A	90,266a	3,058,212
First Solar	10,675a,b	165,890
Intel	927,547	23,837,958
KLA-Tencor	29,810	1,517,627
Lam Research	36,677a	1,262,056
Linear Technology	40,484	1,305,609
LSI	100,482a	693,326
Microchip Technology	33,824b	1,129,045
Micron Technology	182,598a	1,133,934
NVIDIA	110,722a	1,499,176
Teradyne	35,007a	514,953
Texas Instruments	211,341	5,756,929
Xilinx	48,440	1,569,456
		50,683,882
Software & Services--9.3%
Accenture, Cl. A	118,198	7,127,339
Adobe Systems	92,575a	2,858,716
Akamai Technologies	32,814a	1,154,397
Autodesk	41,049a	1,392,382
Automatic Data Processing	89,298	5,049,802
BMC Software	29,828a	1,181,189
CA	67,833	1,632,740
Citrix Systems	33,913a	2,464,797
Cognizant Technology Solutions,
Cl. A	55,655a	3,159,534
Computer Sciences	29,363	722,917
eBay	210,833a	9,339,902
Electronic Arts	59,282a	653,288
Fidelity National Information
Services	45,349	1,425,773
Fiserv	25,810a	1,810,055
Google, Cl. A	46,689a	29,552,736
International Business Machines	212,717	41,688,278
Intuit	55,362	3,212,103
MasterCard, Cl. A	19,410	8,473,824

Microsoft	1,373,890	40,488,538
Oracle	715,743	21,615,439
Paychex	58,642	1,917,007
Red Hat	35,282a	1,893,232
SAIC	50,355	582,607
Salesforce.com	25,437a	3,163,345
Symantec	135,957a	2,141,323
Teradata	30,339a	2,051,523
Total System Services	28,103	664,636
VeriSign	29,950a	1,330,379
Visa, Cl. A	91,633	11,827,071
Western Union	116,723	2,034,482
Yahoo!	223,677a	3,543,044
		216,152,398
Technology Hardware & Equipment--8.0%
Amphenol, Cl. A	30,121	1,773,524
Apple	172,399a	105,294,413
Cisco Systems	991,555	15,815,302
Corning	285,327	3,255,581
Dell	274,566a	3,261,844
EMC	387,053a	10,144,659
F5 Networks	14,796a	1,381,650
FLIR Systems	29,664	606,629
Harris	21,250	885,063
Hewlett-Packard	364,828	6,654,463
Jabil Circuit	32,358	702,169
JDS Uniphase	40,459a	398,117
Juniper Networks	97,886a	1,715,942
Lexmark International, Cl. A	13,117	229,416
Molex	25,992b	652,919
Motorola Solutions	54,154	2,617,804
NetApp	67,662a	2,210,518
QUALCOMM	316,032	18,860,790
SanDisk	43,445a	1,786,893
Seagate Technology	69,692	2,092,154
TE Connectivity	78,900	2,604,489
Western Digital	43,053a	1,712,218
Xerox	245,612	1,702,091
		186,358,648
Telecommunication Services--3.3%
AT&T	1,081,548	41,012,300
CenturyLink	113,302	4,706,565
Crown Castle International	47,525a	2,940,847
Frontier Communications	184,604b	723,648
MetroPCS Communications	49,310a	431,956
Sprint Nextel	536,323a	2,338,368
Verizon Communications	523,814	23,644,964
Windstream	106,795b	1,063,678
		76,862,326
Transportation--1.9%
C.H. Robinson Worldwide	29,405	1,554,054
CSX	192,742	4,421,501

Expeditors International of
Washington	38,012	1,352,087
FedEx	58,214	5,256,724
Norfolk Southern	60,147	4,453,885
Ryder System	9,785	385,920
Southwest Airlines	144,838	1,331,061
Union Pacific	88,416	10,840,686
United Parcel Service, Cl. B	177,137	13,393,329
		42,989,247
Utilities--3.7%
AES	117,122a	1,412,491
AGL Resources	21,260	861,030
Ameren	44,379	1,518,206
American Electric Power	88,982	3,758,600
CenterPoint Energy	76,447	1,609,974
CMS Energy	44,930	1,107,974
Consolidated Edison	53,336	3,440,172
Dominion Resources	104,162	5,657,038
DTE Energy	30,264	1,857,302
Duke Energy	129,485	8,776,493
Edison International	58,838	2,717,139
Entergy	32,538	2,364,536
Exelon	156,048	6,104,598
FirstEnergy	76,981	3,865,986
Integrys Energy Group	13,486	816,442
NextEra Energy	76,242	5,405,558
NiSource	51,415	1,315,710
Northeast Utilities	57,606	2,297,327
NRG Energy	42,844	849,168
ONEOK	38,254	1,702,686
Pepco Holdings	42,315b	844,607
PG&E	77,834	3,592,817
Pinnacle West Capital	20,017	1,071,710
PPL	105,542	3,050,164
Public Service Enterprise Group	91,685	3,047,609
SCANA	21,607b	1,062,416
Sempra Energy	43,256	3,045,655
Southern	160,149	7,711,174
TECO Energy	37,265	677,850
Wisconsin Energy	43,306	1,764,286
Xcel Energy	89,603	2,625,368
		85,932,086
Total Common Stocks
(cost $1,322,921,604)		2,296,944,295
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.08%, 9/20/12
(cost $1,244,860)	1,245,000[d]	1,244,883

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $22,405,673)	22,405,673 [e]	22,405,673
Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $48,470,160)	48,470,160 [e]	48,470,160
Total Investments (cost $1,395,042,297)	102.2%	2,369,065,011
Liabilities, Less Cash and Receivables	(2.2%)	(51,129,500)
Net Assets	100.0%	2,317,935,511

REIT- Real Estate Investment Trust

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $47,362,799 and the value of the collateral held by the fund was $48,470,160.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $974,022,714 of which $1,124,373,931 related to appreciated investment securities and $150,351,217 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	11.1
Software & Services	9.3
Pharmaceuticals, Biotech & Life Sciences	8.1
Technology Hardware & Equipment	8.0
Capital Goods	7.8
Food, Beverage & Tobacco	6.6
Diversified Financials	5.4
Retailing	3.9
Health Care Equipment & Services	3.7
Utilities	3.7
Insurance	3.5
Media	3.4
Materials	3.3
Telecommunication Services	3.3
Short-Term/Money Market Investments	3.1
Banks	3.0
Food & Staples Retailing	2.4
Household & Personal Products	2.3
Real Estate	2.2
Semiconductors & Semiconductor Equipment	2.2
Consumer Services	1.9
Transportation	1.9
Consumer Durables & Apparel	1.0

Automobiles & Components	.6
Commercial & Professional Services	.5
102.2

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2012	($)
Financial Futures Long
Standard & Poor's 500 E-mini	334	22,955,820	September 2012	813,992

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,294,630,543	-	-	2,294,630,543
Equity Securities - Foreign+	2,313,752	-	-	2,313,752
Mutual Funds	70,875,833	-	-	70,875,833
U.S. Treasury	-	1,244,883	-	1,244,883
Other Financial Instruments:
Financial Futures++	813,992	-	-	813,992

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2012 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Automobiles & Components--.3%
Drew Industries	34,192a	918,397
Spartan Motors	84,289	429,874
Standard Motor Products	58,665	824,830
Superior Industries International	64,277	1,098,494
Winnebago Industries	43,391a,b	439,551
		3,711,146
Banks--7.3%
Bank Mutual	52,675	224,395
Bank of the Ozarks	52,618	1,693,773
BBCN Bancorp	182,564a	2,070,276
Boston Private Financial Holdings	208,184	1,959,011
Brookline Bancorp	148,410	1,248,128
City Holding	34,277b	1,132,855
Columbia Banking System	94,081	1,698,162
Community Bank System	73,402	2,019,289
CVB Financial	196,482	2,318,488
Dime Community Bancshares	39,459	572,155
F.N.B.	308,136	3,352,520
First BanCorp	31,147a	117,736
First Commonwealth Financial	238,126	1,669,263
First Financial Bancorp	128,613	2,052,663
First Financial Bankshares	67,081b	2,313,959
First Midwest Bancorp	183,276	2,071,019
Glacier Bancorp	144,197	2,187,468
Hanmi Financial	79,749a	873,252
Home Bancshares	56,531b	1,704,410
Independent Bank/MA	47,127	1,400,143
National Penn Bancshares	321,951	2,846,047
NBT Bankcorp	74,121	1,557,282
Northwest Bancshares	226,830	2,642,570
Old National Bancorp	239,661	2,933,451
Oritani Financial	129,356	1,822,626
PacWest Bancorp	74,396	1,704,412
Pinnacle Financial Partners	86,674a	1,694,477
PrivateBancorp	155,439	2,381,325
Provident Financial Services	95,144	1,449,043
S&T Bancorp	49,864b	822,756
Simmons First National, Cl. A	35,400	826,236
Sterling Bancorp	92,716	889,146
Susquehanna Bancshares	445,697	4,751,130
Texas Capital Bancshares	87,470a	3,769,082
Tompkins Financial	23,416b	919,312
Trustco Bank	238,811	1,315,849
UMB Financial	67,627b	3,250,154
Umpqua Holdings	284,195	3,546,754
United Bankshares	100,537b	2,342,512
United Community Banks	51,750a,b	352,418
ViewPoint Financial Group	76,679	1,349,934
Wilshire Bancorp	139,791a	886,275
Wintrust Financial	69,852	2,564,267

		79,296,023
Capital Goods--10.1%
A.O. Smith	90,628	4,478,836
AAON	42,472	775,963
AAR	80,184	1,139,415
Actuant, Cl. A	166,065	4,726,210
Aegion	91,284a	1,588,342
Aerovironment	30,047a	701,898
Albany International, Cl. A	68,803	1,231,574
American Science & Engineering	24,552	1,400,446
Apogee Enterprises	54,538	882,970
Applied Industrial Technologies	88,563	3,291,001
Astec Industries	36,227a	1,057,828
AZZ	50,962	1,565,043
Barnes Group	114,678	2,736,217
Belden	110,816	3,560,518
Brady, Cl. A	130,445	3,460,706
Briggs & Stratton	115,710b	2,017,982
Cascade	18,192	857,025
Ceradyne	59,962	1,319,164
CIRCOR International	36,637	1,128,053
Comfort Systems USA	81,614	799,001
Cubic	41,999	2,031,492
Curtiss-Wright	103,890	3,113,583
Dycom Industries	79,666a	1,387,782
EMCOR Group	156,695	4,125,779
Encore Wire	39,583	1,084,574
EnerSys	117,641a	4,017,440
Engility Holdings	36,581a	534,083
EnPro Industries	41,678a	1,436,641
ESCO Technologies	65,163	2,346,520
Federal Signal	187,032	1,060,471
Franklin Electric	41,186	2,323,302
GenCorp	157,322a	1,329,371
Gibraltar Industries	76,805a	731,184
Griffon	71,506	628,538
II-VI	107,628a	1,877,032
John Bean Technologies	62,068	909,296
Kaman	55,156	1,796,982
Kaydon	82,265	1,735,792
Lindsay	27,326b	1,937,413
Lydall	33,250a	424,270
Moog, Cl. A	105,281a	3,831,176
Mueller Industries	84,148	3,587,229
National Presto Industries	8,056b	536,046
NCI Building Systems	44,187a	475,452
Orbital Sciences	130,844a	1,714,056
Orion Marine Group	23,200a	167,736
Powell Industries	18,807a	644,516
Quanex Building Products	90,244	1,525,124
Robbins & Myers	106,444	4,879,393
Simpson Manufacturing	82,845	2,008,163
Standex International	24,955	1,067,575
Teledyne Technologies	82,349a	5,130,343
Tennant	43,904b	1,829,480
Toro	143,356a	5,390,186
Universal Forest Products	34,644	1,106,183

Vicor	37,801	253,645
Watts Water Technologies, Cl. A	75,552	2,541,569
		110,237,609
Commercial & Professional Services--3.5%
ABM Industries	95,874	1,783,256
CDI	13,960	225,594
Consolidated Graphics	27,207a	645,078
Dolan	82,924a	404,669
Encore Capital Group	48,326a	1,353,128
Exponent	29,920a	1,546,565
G&K Services, Cl. A	42,098	1,326,508
Geo Group	120,787a	2,792,595
Healthcare Services Group	133,393	2,891,960
Heidrick & Struggles International	38,474	514,782
Insperity	60,207	1,579,832
Interface	128,984	1,710,328
Kelly Services, Cl. A	48,724	577,867
Mobile Mini	87,170a	1,248,274
Navigant Consulting	134,546a	1,564,770
On Assignment	96,489a	1,504,264
Portfolio Recovery Associates	40,079a	3,393,890
Resources Connection	99,479	1,123,118
SYKES Enterprises	104,455a	1,544,889
Tetra Tech	147,397a	3,789,577
TrueBlue	102,923a	1,566,488
UniFirst	35,899	2,247,995
United Stationers	103,742	2,615,336
Viad	38,260	663,046
		38,613,809
Consumer Durables & Apparel--4.5%
American Greetings, Cl. A	79,720b	1,059,479
Arctic Cat	32,539a	1,431,716
Blyth	25,232	864,953
Brunswick	201,219	4,424,806
Callaway Golf	97,773	536,774
Crocs	208,072a	3,193,905
Ethan Allen Interiors	63,676b	1,313,636
Fifth & Pacific	232,517a,b	2,576,288
Helen of Troy	66,418a	2,023,092
Iconix Brand Group	168,626a	2,989,739
iRobot	49,862a,b	1,134,859
JAKKS Pacific	64,419b	1,031,992
K-Swiss, Cl. A	38,118a,b	118,547
La-Z-Boy	118,817a	1,421,051
M/I Homes	43,006a	713,470
Maidenform Brands	51,560a	1,086,885
Meritage Homes	59,006a	2,071,111
Movado Group	40,592	951,476
Oxford Industries	31,942	1,381,172
Perry Ellis International	24,744a	466,424
Quiksilver	260,815a	753,755
Ryland Group	95,387	2,277,842
Skechers USA, Cl. A	62,976a	1,255,741
Standard Pacific	188,229a,b	1,067,258
Steven Madden	83,234a	3,365,151
Sturm Ruger & Co.	46,811b	2,313,868
True Religion Apparel	64,428	1,690,591

Universal Electronics	30,673a	386,173
Wolverine World Wide	112,309	4,989,889
		48,891,643
Consumer Services--4.2%
American Public Education	46,983a,b	1,179,743
Biglari Holdings	2,550a	958,162
BJ's Restaurants	50,913a	2,015,137
Boyd Gaming	125,588a,b	715,852
Buffalo Wild Wings	37,171a	2,698,243
Capella Education	35,639a	945,146
Career Education	106,256a	500,466
CEC Entertainment	53,391	1,839,854
Coinstar	73,997a,b	3,514,118
Corinthian Colleges	192,110a	388,062
Cracker Barrel Old Country Store	53,877	3,375,933
DineEquity	28,978a	1,544,527
Hillenbrand	137,666	2,380,245
Interval Leisure Group	79,095	1,450,602
Jack in the Box	102,058a	2,754,545
Lincoln Educational Services	51,385	224,039
Marcus	58,032	761,380
Marriott Vacations Worldwide	63,994a	1,985,094
Monarch Casino & Resort	17,578a	131,308
Multimedia Games Holding Company	80,390a	1,137,519
Papa John's International	48,505a	2,474,240
Peet's Coffee & Tea	23,349a,b	1,760,515
Pinnacle Entertainment	151,863a	1,647,714
Red Robin Gourmet Burgers	35,991a	1,074,331
Ruby Tuesday	146,894a	941,591
Ruth's Hospitality Group	69,909a	469,788
Shuffle Master	146,090a	2,134,375
Sonic	157,231a	1,556,587
Texas Roadhouse	134,797	2,333,336
Universal Technical Institute	60,959	700,419
		45,592,871
Diversified Financials--2.2%
Calamos Asset Management, Cl. A	45,930	485,480
Cash America International	75,599	2,896,954
EZCORP, Cl. A	107,610a	2,421,225
Financial Engines	83,774a,b	1,572,438
First Cash Financial Services	63,805a	2,558,580
Interactive Brokers Group, Cl. A	108,033	1,496,257
Investment Technology Group	105,821a	876,198
Piper Jaffray	29,132a	620,803
Prospect Capital	281,599b	3,120,117
Stifel Financial	113,168a	3,406,357
SWS Group	69,389a	397,599
Virtus Investment Partners	13,823a,b	1,157,262
World Acceptance	36,834a,b	2,625,159
		23,634,429
Energy--3.9%
Approach Resources	57,959a	1,530,118
Basic Energy Services	61,478a,b	665,192
Bristow Group	87,059	3,984,690
Cloud Peak Energy	145,217a	2,403,341
Comstock Resources	87,454a	1,415,006
Contango Oil & Gas	36,205a	2,145,146

Exterran Holdings	141,829a	2,094,814
Gulf Island Fabrication	30,108	837,303
Gulfport Energy	103,704a	2,136,302
Hornbeck Offshore Services	81,423a	3,448,264
ION Geophysical	304,714a	2,026,348
Lufkin Industries	69,991b	3,223,086
Matrix Service	65,606a	679,678
Overseas Shipholding Group	57,539b	329,123
OYO Geospace	14,128a	1,339,052
PDC Energy	61,300a	1,606,060
Penn Virginia	89,945	602,632
PetroQuest Energy	105,144a	579,343
Pioneer Energy Services	143,053a	1,150,146
SEACOR Holdings	50,932a	4,326,673
Stone Energy	115,006a	3,020,058
Swift Energy	102,030a	1,906,941
TETRA Technologies	178,813a	1,239,174
		42,688,490
Food & Staples Retailing--1.3%
Andersons	44,059	1,672,920
Casey's General Stores	88,346	5,250,403
Nash Finch	28,940	554,490
Spartan Stores	55,528	955,082
United Natural Foods	102,555a	5,568,737
		14,001,632
Food, Beverage & Tobacco--2.6%
Alliance One International	154,713a	504,364
B&G Foods	97,692b	2,735,376
Boston Beer, Cl. A	21,713a,b	2,338,924
Cal-Maine Foods	29,253	1,103,716
Calavo Growers	25,423b	685,913
Darling International	276,617a	4,569,713
Diamond Foods	43,906b	714,351
Hain Celestial Group	99,903a	5,563,598
J&J Snack Foods	32,700	1,889,733
Sanderson Farms	34,548b	1,272,403
Seneca Foods, Cl. A	20,597a	508,334
Snyders-Lance	91,597	2,146,118
TreeHouse Foods	76,911a	4,306,247
		28,338,790
Health Care Equipment & Services--7.2%
Abaxis	43,744a	1,561,223
Air Methods	22,525a	2,455,901
Align Technology	155,152a	5,268,962
Almost Family	20,005a	440,310
Amedisys	52,896a	644,802
AMN Healthcare Services	54,350a	317,404
AmSurg	81,641a	2,411,675
Analogic	31,671	2,027,577
Bio-Reference Labs	55,850a	1,382,287
Cantel Medical	50,595	1,321,541
Centene	112,302a,b	4,271,968
Chemed	50,845	3,191,541
Computer Programs & Systems	18,947	937,876
CONMED	77,646	2,130,606
CorVel	18,192a	839,379
Cross Country Healthcare	71,128a	324,344

CryoLife	117,742a	654,646
Cyberonics	61,365a	2,657,104
Ensign Group	22,415	628,741
Gentiva Health Services	55,975a	372,793
Greatbatch	69,251a	1,581,000
Haemonetics	61,186a	4,399,885
Hanger	67,804a	1,747,309
HealthStream	44,056a	1,230,925
Healthways	83,876a	940,250
ICU Medical	31,890a	1,700,694
Integra LifeSciences Holdings	51,539a	1,982,190
Invacare	94,269	1,328,250
IPC The Hospitalist	28,880a	1,241,840
Kindred Healthcare	96,310a	912,056
Landauer	16,638	947,700
LHC Group	35,571a	636,365
Magellan Health Services	66,512a	3,205,878
Medidata Solutions	49,925a	1,767,844
Meridian Bioscience	77,987	1,303,163
Merit Medical Systems	75,147a	1,015,236
Molina Healthcare	63,892a	1,559,604
MWI Veterinary Supply	24,132a	2,198,184
Natus Medical	61,408a	759,003
Neogen	44,575a	1,714,800
NuVasive	82,986a	1,733,578
Omnicell	75,893a	990,404
Palomar Medical Technologies	27,654a	221,509
PharMerica	80,886a	832,317
PSS World Medical	117,945a	2,463,871
Quality Systems	84,599	1,367,120
SurModics	31,651a	504,517
Symmetry Medical	86,143a	667,608
West Pharmaceutical Services	79,881	3,976,476
		78,770,256
Household & Personal Products--.6%
Central Garden & Pet, Cl. A	135,783a	1,550,642
Inter Parfums	35,136	571,311
Medifast	52,606a,b	1,478,229
Prestige Brands Holdings	96,638a	1,585,830
WD-40	35,334	1,697,799
		6,883,811
Insurance--2.4%
AMERISAFE	38,602a	963,699
eHealth	60,882a	1,118,402
Employers Holdings	61,224	1,094,685
Horace Mann Educators	90,463	1,577,675
Infinity Property & Casualty	27,991	1,618,160
Meadowbrook Insurance Group	114,665	807,242
National Financial Partners	108,774a	1,615,294
Navigators Group	27,164a	1,315,553
Presidential Life	45,610	633,523
ProAssurance	68,633	6,147,458
RLI	40,295	2,595,401
Safety Insurance Group	28,970	1,227,749
Selective Insurance Group	113,394	1,957,180
Stewart Information Services	58,941b	1,006,123
Tower Group	83,113	1,549,226

United Fire Group	44,689	875,904
		26,103,274
Materials--5.6%
A. Schulman	69,849	1,526,899
A.M. Castle & Co.	32,272a,b	235,263
AK Steel Holding	235,148b	1,250,987
AMCOL International	48,698	1,495,029
American Vanguard	47,724	1,116,264
Balchem	57,370	1,912,142
Buckeye Technologies	102,292	3,081,035
Calgon Carbon	107,351a	1,485,738
Century Aluminum	139,770a	853,995
Clearwater Paper	47,598a	1,677,354
Deltic Timber	19,414	1,199,979
Eagle Materials	90,961	3,160,895
Globe Specialty Metals	142,303	1,783,057
H.B. Fuller	108,531	3,171,276
Hawkins	19,754	751,442
Haynes International	28,237	1,360,741
Headwaters	128,136a	800,850
Innophos Holdings	48,682	2,822,096
Kaiser Aluminum	39,449	2,151,548
KapStone Paper and Packaging	95,390a	1,603,506
Koppers Holdings	48,875	1,609,943
Kraton Performance Polymers	68,680a	1,608,486
LSB Industries	48,120a	1,546,096
Materion	52,121	1,023,135
Myers Industries	96,620	1,588,433
Neenah Paper	43,859	1,178,053
Olympic Steel	22,802	356,851
OM Group	68,380a	1,073,566
PolyOne	207,865	3,061,851
Quaker Chemical	28,901	1,279,447
RTI International Metals	64,780a	1,454,311
Schweitzer-Mauduit International	40,062	2,728,222
Stepan	18,655	1,653,952
SunCoke Energy	154,906b	2,478,496
Texas Industries	58,240b	2,432,685
Tredegar	46,188	684,044
Wausau Paper	99,415	844,033
Zep	49,942	762,115
		60,803,815
Media--.7%
Arbitron	69,122	2,424,109
Digital Generation	40,838a,b	435,333
E.W. Scripps, Cl. A	81,503a	757,163
Harte-Hanks	94,389	594,651
Live Nation	338,557a	3,019,928
		7,231,184
Pharmaceuticals, Biotech & Life Sciences--3.8%
Affymetrix	220,583a	924,243
Akorn	151,939a	2,077,006
ArQule	98,879a	598,218
Cambrex	82,427a	760,801
Cubist Pharmaceuticals	131,083a,b	5,644,434
Emergent BioSolutions	53,750a	785,287
Enzo Biochem	76,337a	114,505

Hi-Tech Pharmacal	17,970a	617,449
Luminex	85,692a	1,467,904
Medicines	139,589a	3,495,309
Momenta Pharmaceuticals	100,470a,b	1,428,683
Par Pharmaceutical Cos.	83,426a	4,167,963
PAREXEL International	138,734a	3,817,960
Questcor Pharmaceuticals	139,730a,b	5,151,845
Salix Pharmaceuticals	124,011a	5,558,173
Spectrum Pharmaceuticals	114,974a,b	1,608,486
ViroPharma	171,588a	3,725,175
		41,943,441
Real Estate--8.5%
Acadia Realty Trust	87,326c	2,090,584
Cedar Realty Trust	117,318c	604,188
Colonial Properties Trust	209,468c	4,744,450
Cousins Properties	241,669c	1,834,268
DiamondRock Hospitality	421,585c	3,988,194
EastGroup Properties	55,224c	2,953,380
Entertainment Properties Trust	115,582c	5,219,683
Extra Space Storage	237,983c	7,791,563
Forestar Group	86,174a	980,660
Franklin Street Properties	175,034c	1,815,103
Getty Realty	60,721b,c	1,128,196
Healthcare Realty Trust	163,204c	4,008,290
Inland Real Estate	187,826c	1,498,851
Kilroy Realty	144,885c	6,858,856
Kite Realty Group Trust	162,092c	815,323
LaSalle Hotel Properties	204,697c	5,375,343
Lexington Realty Trust	341,102b,c	3,049,452
LTC Properties	68,601c	2,449,056
Medical Properties Trust	285,539c	2,812,559
Mid-America Apartment Communities	87,807c	6,078,879
Parkway Properties	55,873c	621,866
Pennsylvania Real Estate
Investment Trust	134,683c	1,934,048
Post Properties	125,377c	6,475,722
PS Business Parks	47,423c	3,206,269
Sabra Healthcare REIT	80,067c	1,482,841
Saul Centers	17,847c	743,149
Sovran Self Storage	66,736c	3,810,626
Tanger Factory Outlet Centers	194,592c	6,265,862
Universal Health Realty Income
Trust	27,265c	1,187,118
Urstadt Biddle Properties, Cl. A	59,422c	1,128,424
		92,952,803
Retailing--5.7%
Big 5 Sporting Goods	46,114	347,700
Blue Nile	31,911a,b	819,474
Brown Shoe	82,224	1,131,402
Buckle	60,171b	2,326,813
Cabela's	89,525a	4,112,778
Cato, Cl. A	68,122	1,907,416
Children's Place Retail Stores	57,271a	2,909,367
Christopher & Banks	79,127	172,497
Finish Line, Cl. A	117,208	2,447,303
Fred's, Cl. A	90,744	1,288,565
Genesco	54,750a	3,625,545

Group 1 Automotive	52,098b	2,800,267
Haverty Furniture	28,942	326,466
Hibbett Sports	67,016a	4,072,562
Hot Topic	97,740	993,038
JOS. A. Bank Clothiers	55,412a,b	2,341,711
Kirkland's	33,038a	357,141
Lithia Motors, Cl. A	49,306	1,373,665
Lumber Liquidators Holdings	60,574a,b	2,561,674
MarineMax	45,416a	337,895
Men's Wearhouse	113,950	3,105,138
Monro Muffler Brake	71,894	2,377,535
NutriSystem	69,598b	729,735
OfficeMax	152,121a	683,023
PEP Boys-Manny Moe & Jack	116,891	1,060,201
PetMed Express	49,956b	485,572
Pool	107,916	3,977,784
Rue21	34,618a	852,988
Select Comfort	123,426a	3,210,310
Sonic Automotive, Cl. A	76,237b	1,305,177
Stage Stores	81,037	1,534,841
Stein Mart	53,935a	428,783
Tuesday Morning	107,609a	544,502
Vitamin Shoppe	67,798a	3,723,466
VOXX International	48,992a	366,950
Zale	60,203a	181,813
Zumiez	49,385a,b	1,794,157
		62,615,254
Semiconductors & Semiconductor Equipment--4.9%
Advanced Energy Industries	73,524a	905,816
ATMI	84,720a	1,607,986
Brooks Automation	162,429	1,504,093
Cabot Microelectronics	57,380	1,686,972
Ceva	59,795a	929,214
Cirrus Logic	140,710a,b	5,173,907
Cohu	46,209	397,397
Cymer	65,656a	3,756,180
Diodes	78,672a	1,490,048
DSP Group	61,946a	358,048
Entropic Communications	229,214a,b	1,375,284
Exar	73,738a	545,661
GT Advanced Technologies	271,748a,b	1,391,350
Hittite Microwave	56,422a	2,858,903
Kopin	154,486a	560,784
Kulicke & Soffa Industries	191,971a	2,125,119
Micrel	130,523	1,219,085
Microsemi	189,851a,b	3,675,515
MKS Instruments	123,669	3,264,862
Monolithic Power Systems	81,514a	1,579,741
Nanometrics	37,448a	568,835
Pericom Semiconductor	59,007a	474,416
Power Integrations	62,683	2,208,949
Rubicon Technology	23,377a,b	234,939
Rudolph Technologies	87,315a	873,150
Sigma Designs	82,778a	562,890
Standard Microsystems	52,499a	1,937,738
STR Holdings	91,120a,b	304,341
Supertex	18,652a	316,897

Tessera Technologies	120,287	1,738,147
TriQuint Semiconductor	340,245a	1,918,982
Ultratech	55,116a	1,753,240
Veeco Instruments	82,738a,b	2,954,574
Volterra Semiconductor	59,970a	1,378,111
		53,631,174
Software & Services--7.2%
Blackbaud	94,021	2,536,687
Blucora	93,046a	1,418,951
Bottomline Technologies	72,167a	1,370,451
CACI International, Cl. A	67,301a	3,799,141
Cardtronics	85,927a	2,664,596
CIBER	177,403a	665,261
CommVault Systems	95,309a	4,624,393
comScore	57,357a	883,298
CSG Systems International	93,498a	1,648,370
DealerTrack Holdings	86,353a	2,518,917
Digital River	94,559a	1,682,205
Ebix	86,333b	1,872,563
EPIQ Systems	74,058	836,115
ExlService Holdings	37,637	927,752
Forrester Research	31,469	898,125
Heartland Payment Systems	92,524	2,933,011
Higher One Holdings	59,248a,b	657,060
iGATE	73,292a	1,165,343
Interactive Intelligence Group	27,739a	723,433
j2 Global	119,916b	3,589,086
JDA Software Group	103,093a	3,049,491
Liquidity Services	45,396a	2,075,505
LivePerson	97,299a	1,819,491
LogMeIn	44,876a	850,400
Manhattan Associates	53,917a	2,517,385
MAXIMUS	83,009	4,191,955
MicroStrategy, Cl. A	18,979a	2,210,294
Monotype Imaging Holdings	75,966	1,115,181
NCI, Cl. A	14,934a	88,559
NetScout Systems	82,282a	1,922,108
OpenTable	51,494a,b	1,872,322
Opnet Technologies	31,907	843,621
Perficient	67,178a	892,796
Progress Software	148,659a	2,889,931
QuinStreet	58,354a,b	529,271
Sourcefire	63,869a	3,260,512
Stamps.com	28,963a	612,567
Synchronoss Technologies	59,538a	1,138,367
Take-Two Interactive Software	184,004a	1,615,555
TeleTech Holdings	74,350a	1,223,801
Tyler Technologies	64,930a	2,533,569
United Online	252,584	1,070,956
VASCO Data Security International	64,015a	592,139
Virtusa	33,896a	513,524
Websense	105,612a	1,585,236
XO Group	56,476a	486,258
		78,915,552
Technology Hardware & Equipment--6.5%
3D Systems	75,849a,b	2,882,262
Agilysys	56,250a,b	488,813

Anixter International	64,458	3,668,305
Arris Group	278,212a	3,530,510
Avid Technology	57,943a	533,655
Badger Meter	32,008	1,084,751
Bel Fuse, Cl. B	27,512	496,041
Benchmark Electronics	116,662a	1,838,593
Black Box	34,697	924,328
Brightpoint	149,922a	1,344,800
Checkpoint Systems	82,131a	631,587
Cognex	88,573	2,993,767
Comtech Telecommunications	53,484	1,461,183
CTS	90,241	803,145
Daktronics	92,118	712,072
Digi International	54,924a	502,555
DTS	40,920a	762,340
Electro Scientific Industries	58,052	720,425
FARO Technologies	31,222a	1,343,483
FEI	87,219	4,161,218
Harmonic	288,578a	1,223,571
Insight Enterprises	114,107a	1,912,433
Intermec	98,729a	594,349
Intevac	49,429a	290,148
Littelfuse	50,406	2,703,778
Measurement Specialties	32,837a	977,886
Mercury Computer Systems	68,529a	799,733
Methode Electronics	105,986	932,677
MTS Systems	35,026	1,522,580
NETGEAR	84,529a	2,927,239
Newport	103,802a	1,167,773
Novatel Wireless	71,100a	167,796
Oplink Communications	46,704a	619,295
OSI Systems	42,753a	2,759,279
Park Electrochemical	51,185	1,382,507
PC-Tel	37,611	231,684
Plexus	81,270a	2,334,074
Pulse Electronics	130,389	236,004
Radisys	59,131a	201,637
Rofin-Sinar Technologies	65,333a	1,184,487
Rogers	37,148a	1,331,756
ScanSource	51,569a	1,488,797
Stratasys	43,761a,b	2,681,674
Super Micro Computer	50,528a	627,052
Symmetricom	111,780a	669,562
Synaptics	81,835a,b	2,158,807
SYNNEX	63,986a	2,164,646
TTM Technologies	103,029a	1,127,137
ViaSat	88,257a,b	3,380,243
		70,682,437
Telecommunication Services--.6%
Atlantic Tele-Network	18,694	653,542
Cbeyond	58,985a	420,563
Cincinnati Bell	405,347a	1,560,586
General Communication, Cl. A	93,140a	879,242
Lumos Networks	30,404	272,420
Neutral Tandem	83,526a	1,140,965
NTELOS Holdings	30,404	644,565
USA Mobility	63,385	706,109

		6,277,992
Transportation--1.5%
Allegiant Travel	31,317a	2,225,386
Arkansas Best	64,001	876,174
Forward Air	75,016	2,510,035
Heartland Express	116,072	1,613,401
Hub Group, Cl. A	74,305a	2,210,574
Knight Transportation	146,557	2,246,719
Old Dominion Freight Line	101,706a	4,312,334
SkyWest	126,068	882,476
		16,877,099
Utilities--4.3%
Allete	82,943	3,438,817
American States Water	44,552	1,811,039
Avista	126,549	3,502,876
CH Energy Group	38,408b	2,497,672
El Paso Electric	97,594	3,303,557
Laclede Group	52,551	2,195,581
New Jersey Resources	84,292	3,869,003
Northwest Natural Gas	63,421	3,087,968
NorthWestern	87,901	3,246,184
Piedmont Natural Gas	150,116	4,770,686
South Jersey Industries	60,848	3,216,425
Southwest Gas	104,773	4,679,162
UIL Holdings	103,003	3,815,231
UNS Energy	85,977	3,499,264
		46,933,465
Total Common Stocks
(cost $935,664,894)		1,085,627,999
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.08%, 9/20/12
(cost $904,895)	905,000[d]	904,915

Other Investment--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,839,176)	7,839,176[e]	7,839,176
Investment of Cash Collateral for
Securities Loaned--7.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $78,321,970)	78,321,970[e]	78,321,970
Total Investments (cost $1,022,730,935)	107.4%	1,172,694,060
Liabilities, Less Cash and Receivables	(7.4%)	(81,215,336)
Net Assets	100.0%	1,091,478,724

REIT-- Real Estate Investment Trust
a Non-income producing security.
b Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $76,543,637 and the value of the collateral held by the fund was $79,209,277, consisting of cash collateral of $78,321,970 and U.S. Government &
Agency securities valued at $887,307.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.

e Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $149,963,125 of which $263,139,532 related to appreciated investment securities and $113,176,407 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.1
Real Estate	8.5
Short-Term/Money Market Investments	8.0
Banks	7.3
Health Care Equipment & Services	7.2
Software & Services	7.2
Technology Hardware & Equipment	6.5
Retailing	5.7
Materials	5.6
Semiconductors & Semiconductor Equipment	4.9
Consumer Durables & Apparel	4.5
Utilities	4.3
Consumer Services	4.2
Energy	3.9
Pharmaceuticals, Biotech & Life Sciences	3.8
Commercial & Professional Services	3.5
Food, Beverage & Tobacco	2.6
Insurance	2.4
Diversified Financials	2.2
Transportation	1.5
Food & Staples Retailing	1.3
Media	.7
Household & Personal Products	.6
Telecommunication Services	.6
Automobiles & Components	.3
107.4

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2012	($)
Financial Futures Long
Russell 2000 Mini	113	8,865,980	September 2012	(153,772)

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,085,627,999	-	-	1,085,627,999
Mutual Funds	86,161,146	-	-	86,161,146
U.S. Treasury	-	904,915	-	904,915
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(153,772)	-	-	(153,772)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	09/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	09/26/2012

By: /s/ James Windels
James Windels Treasurer
Date:	09/26/2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)